Reclassifications From Accumulated Other Comprehensive Income (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Available-for-sale-securities		$ (132,196)	$ (125,498)		$ (153,388)
Income tax expense (benefit)		(208,557)	(355,156)		(243,066)
Total amounts reclassified from AOCI		(713,963)	(788,178)		(600,296)
Amount Reclassified from AOCI, pension and other postretirement plan adjustments, net		52,390	(18,857)		32,725
Net unrealized gain (loss) on securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amount Reclassified from AOCI, pension and other postretirement plan adjustments, net		43,085	(26,241)		29,363
Net gain (loss) on cash flow hedging
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amount Reclassified from AOCI, pension and other postretirement plan adjustments, net	[1]	9,313	7,387	[2]	3,378	[2]
Pension and postretirement plan adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amount Reclassified from AOCI, pension and other postretirement plan adjustments, net		(8)	(3)		(16)
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gain (loss) on securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Available-for-sale-securities		66,284	(40,370)		45,174
Income tax expense (benefit)		23,199	(14,129)		15,811
Total amounts reclassified from AOCI		43,085	(26,241)		29,363
Reclassification out of Accumulated Other Comprehensive Income | Net gain (loss) on cash flow hedging
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Effective portion of gains		13,622	11,121		5,197
Ineffective portion of gains		706	243
Income tax expense (benefit)		5,015	3,977		1,819
Total amounts reclassified from AOCI		9,313	7,387		3,378
Reclassification out of Accumulated Other Comprehensive Income | Pension and postretirement plan adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amount Reclassified from AOCI, pension and other postretirement plan adjustments		(12)	(5)		(25)
Amount Reclassified from AOCI, Amortization of actuarial gains (losses)		(4)	(2)		(9)
Amount Reclassified from AOCI, pension and other postretirement plan adjustments, net		$ (8)	$ (3)		$ (16)

[1]	Includes cumulative foreign currency translation losses on the hedged items of $18,704, $79,727, and $27,168 at December 31, 2017, 2016, and 2015, respectively.
[2]	The previously issued 2016 Consolidated Financial Statements improperly disclosed OCI before reclassifications as $(29,614) and $8,933 for the years ended December 31, 2016 and 2015, respectively. OCI before reclassifications previously included amounts that were reclassified from AOCI of $(7,387) and $(3,378) for the years ended December 31, 2016 and 2015, respectively. The December 31, 2016 and 2015 amounts have been corrected to conform with current year presentation.